Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Other payables	$ 122,474	$ 48,373	$ 25,978
Accruals	84,847	33,499	64,798
Total payables and accrued liabilities	$ 207,322	81,872	$ 90,776
Restatement Adjustment [Member]
Other payables		48,373
Accruals		33,499
Total payables and accrued liabilities		$ 81,872